EQUITY EARNINGS IN AFFILIATE (10K) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
EQUITY EARNINGS IN AFFILIATE [Abstract]
Summary of ACL investment account
A summary of the ACL investment account is as follows:

(In thousands)

Investment balance at December 31, 2012	$25,449
Share of income	3,834
Dividends received	(4,005)
Basis-difference amortization	(538)
Translation adjustment	493
Investment balance at December 31, 2013	25,233
Share of income	3,169
Dividends received	(4,040)
Basis-difference amortization	(589)
Translation adjustment	(1,492)
Investment balance at December 31, 2014	$22,281

Summarized Financial Information of ACL
The following summarized financial information is derived from the unaudited financial statements of ACL:

(In thousands)	Three Months Ended March 31,
	2015	2014

Revenues	$2,088	$2,413
Film cost amortization	(517)	(645)
General, administrative and other expenses	(792)	(863)
Income from operations	779	905
Net income	$602	$707

The following summarized financial information is derived from financial statements of ACL as of December 31, 2014 and 2013 (balance sheets), and for the years ended December 31, 2014 and 2013 (income statements):

(In thousands)	December 31,
	2014	2013

Cash	$4,107	$3,683
Film costs	14,728	9,835
Other assets	10,322	8,294
Production obligation payable	(3,007)	—
Deferred revenues	(15,527)	(8,895)
Other liabilities	(2,147)	(2,396)
Equity	$8,476	$10,521

	Years Ended December 31,
(In thousands)	2014	2013

Revenues	$13,460	$36,976
Film cost amortization	(3,349)	(25,558)
General, administrative and other expenses	(3,542)	(3,307)
Income from operations	6,569	8,111
Net income	$4,939	$5,985